Cost and Fair Value of Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
At start of year	$ 97,100	$ 138,317
Additions	14,194	61,328
Disposals	(25,250)	(102,565)
Unrealized capital (loss)/gain - investments	(54)	20
At end of year	$ 85,990	$ 97,100